Statement of financial position, order of liquidity (Statement) - EUR (€) € in Millions		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets [Line Items]
Cash and cash equivalents		€ 67,799	€ 65,520	€ 44,303
Current financial assets at fair value through profit or loss, classified as held for trading		123,493	105,878	99,469
Derivative financial assets held for trading	[1]	30,933	40,183	32,232
Equity instruments held for trading		15,963	11,458	8,892
Debt instruments held for trading		25,790	23,970	26,309
Loans and advances to central banks held for trading		3,467	53	535
Loans and advances to banks held for trading		31,916	18,317	19,020
Loans and advances to customers held for trading assets		15,424	11,898	12,482
Financial assets at fair value through profit or loss, mandatorily measured at fair value		6,086	5,198	5,557
Equity instruments, mandatorily measured at fair value		5,303	4,133	4,327
Debt securities, mandatorily measured at fair value		128	356	110
Loans and advances to customers, mandatorily measured at fair value		655	709	1,120
Financial assets at fair value through profit or loss		1,092	1,117	1,214
Debt securities at fair value through profit or loss		1,092	1,117	1,214
Financial assets at fair value through other comprehensive income		60,421	69,440	61,183
Investments in equity instruments designated at fair value through other comprehensive income		1,320	1,100	2,420
Debt securities at fair value through other comprehensive income		59,074	68,308	58,731
Loans and advances to credit institutions at fair value through other comprehensive income		27	33	33
Financial assets at amortised cost		372,676	367,668	439,162
Debt Securities at amortized cost		34,781	35,737	38,877
Loans and advances to central banks at amortised cost		5,681	6,209	4,275
Loans and advances to banks		13,276	14,575	13,649
Loans and advances to customers	[2]	318,939	311,147	382,360
Derivative financial assets held for hedging		1,805	1,991	1,729
Accumulated fair value hedge adjustment on hedged item included in carrying amount, assets		5	51	28
Investments in subsidiaries, joint ventures and associates		900	1,437	1,488
Investments in joint ventures		152	149	154
Investments in associates		749	1,288	1,334
Assets under insurance contracts and reinsurance contracts issued		269	306	341
Tangible assets		7,298	7,823	10,068
Property, plant and equipment		7,107	7,601	9,816
Property plant and equipment for own use		6,874	7,311	9,554
Assets leased out under an operating lease		233	290	263
Investment property		191	222	252
Intangible assets and goodwill		2,197	2,345	6,966
Goodwill		818	910	4,955
Intangible assets other than goodwill		1,379	1,435	2,010
Tax assets		15,850	16,526	17,083
Current tax assets		932	1,199	1,765
Deferred tax assets		14,917	15,327	15,318
Other assets		1,934	2,513	3,800
Insurance contracts linked to pensions		0	0	0
Inventories		424	572	581
Rest other assets		1,510	1,941	3,220
Non-current assets or disposal groups classified as held for sale		1,061	85,987	3,079
Assets		662,885	733,797	695,471
Equity and Liabilities [Line Items]
Current financial liabilities at fair value through profit or loss, classified as held for trading		91,135	84,109	86,414
Derivative financial liabilities held for trading	[1]	31,705	41,680	34,066
Short positions held for trading		15,135	12,312	12,249
Deposits from central banks held for trading		11,248	6,277	7,635
Deposits from credit institutions held for trading		16,176	14,377	22,704
Customer deposits held for trading		16,870	9,463	9,761
Financial liabilities at fair value through profit or loss		9,683	10,050	10,010
Customer deposits at fair value		809	902	944
Debt certificates at fair value		3,396	4,531	4,656
Other financial liabilities at fair value		5,479	4,617	4,410
Financial liabilities at amortised cost		487,893	490,606	516,641
Liabilities due to central banks		47,351	45,177	25,950
Deposits from banks		19,834	27,629	28,751
Deposits from customers	[3]	349,761	342,661	384,219
Debt instruments issued		55,763	61,780	63,963
Other financial liabilities		15,183	13,358	13,758
Derivative financial liabilities held for hedging		2,626	2,318	2,233
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities		0	0	0
Insurance contracts issued that are liabilities		10,865	9,951	10,606
Provisions		5,889	6,141	6,538
Provisions for employee benefits		3,576	4,272	4,631
Other long term employees benefits		632	49	61
Legal proceedings provision		623	612	677
Provisions commitments and guarantees given		691	728	711
Other provisions	[4]	366	479	457
Tax liabilities		2,413	2,355	2,808
Current tax liabilities		644	545	880
Deferred tax liabilities		1,769	1,809	1,928
Other liabilities		3,621	2,802	3,742
Liabilities included in disposal groups classified as held for sale		0	75,446	1,554
Liabilities		614,125	683,777	640,546
Shareholders equity		60,383	58,904	58,950
Issued capital		3,267	3,267	3,267
Additional paid-in capital		3,267	3,267	3,267
Unpaid capital which has been called up		0	0	0
Share premium		23,599	23,992	23,992
Equity instruments issued other than capital		0	0	0
Other equity interest		60	42	56
Retained earnings		31,841	30,508	29,388
Revaluation surplus		0	0	0
Other reserves		(1,857)	(164)	(119)
Reserves or accumulated losses of investments in subsidaries joint ventures and associates		(247)	(164)	(119)
Other reserves other		(1,610)	0	0
Treasury shares		(647)	(46)	(62)
Profits or losses attributable to owners of the parent		4,653	1,305	3,512
Interim dividends		(532)	0	(1,084)
Accumulated other comprehensive income		(16,476)	(14,356)	(10,226)
Items that will not be reclassified to profit or loss		(2,075)	(2,815)	(1,875)
Actuarial gains or losses on defined benefit pension plans		(998)	(1,474)	(1,498)
Non-current assets and disposal groups classified as held for sale (not reclassified)		0	(65)	2
Share of other recognised income and expense of investments in subsidaries joint ventures and associates (not reclassified)		0	0	0
Other comprehensive income, net of tax, change in fair value of equity instruments measured at fair value with changes in other comprehensive income		(1,079)	(1,256)	(403)
Hedge ineffectiveness of fair value hedges for equity instruments measured at fair value through other comprehensive income		0	0	0
Fair value changes of financial liabilities at fair value through profit or loss attributable to changes in their credit risk		2	(21)	24
Items that may be reclassified to profit or loss		(14,401)	(11,541)	(8,351)
Hedge of net investments in foreign operations effective portion		(146)	(62)	(896)
Foreign currency translation		(14,988)	(14,185)	(9,147)
Hedging derivatives. Cash flow hedges effective portion		(533)	10	(44)
Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income		1,274	2,069	1,760
Hedging Instruments (not designated)		0	0	0
Non-current assets and disposal groups classified as held for sale may be reclassified		0	644	(18)
Share of other recognised income and expense of investments in subsidaries joint ventures and associates		(9)	(17)	(5)
Non-controlling interests		4,853	5,471	6,201
Accumulated other comprehensive income non controlling interest		(8,414)	(6,949)	(5,572)
Other non controlling interest items		13,267	12,421	11,773
Adjusted initial balance		48,760	50,020	54,925
Equity and liabilities		€ 662,885	€ 733,797	€ 695,471

[1]	(*) The variation in 2021 is mainly due to the evolution of interest rate derivatives at BBVA, S.A.
[2]	(*) The variation in 2020 corresponds mainly to the companies in the United States included in the USA Sale (see Notes 1.3, 3 and 21).
[3]	(*) Variation in 2020 is mainly due to the companies in the United States included in the USA Sale (see Notes 1.3, 3 and 21).
[4]	(**) Individually insignificant provisions or contingencies, for various concepts in different geographies.